Explanation of Significant Changes in Contract Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Outstanding Chips Liability [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities at beginning of period		$ 514	$ 418
Contract liabilities at end of period		485	514
Change in contract liabilities		(29)	96
Loyalty Program Liability [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities at beginning of period		33	30
Contract liabilities at end of period		31	33
Change in contract liabilities		(2)	3
Customer Deposits and Other Deferred Revenue [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities at beginning of period	[1]	497	424
Contract liabilities at end of period	[1]	395	497
Change in contract liabilities		(102)	73
Customer Deposits and Other Deferred Revenue [Member] | Mall [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities at beginning of period	[1]	127	121
Contract liabilities at end of period	[1]	$ 129	$ 127

[1]	Of this amount, US$121 million, US$127 million and US$129 million as of January 1, 2018, December 31, 2018, and December 31, 2019, respectively, relates to mall deposits that are accounted for based on lease terms usually greater than one year.